Composition of Certain Balance Sheet Accounts - Summary of Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Employee related liabilities	$ 26,554	$ 17,202
Freight	5,530	4,158
Professional fees	4,249	14,160
Marketing	3,343	2,026
Warranty	2,921	2,543
Construction in progress	1,303	903
Capital lease	969	721
Contingent consideration		1,303
Other	5,647	4,887
Total accrued expenses and other current liabilities	$ 50,516	$ 47,903